Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Schedule of Accounts Receivable

Accounts receivable as at June 30, 2018 and December 31, 2017 are as follows:

	June 30,	December 31,
	2018	2017
	(Unaudited)
Accounts Receivable	$9,808,594	$8,249,457
Allowance for doubtful accounts	(2,884,899)	(2,981,705)
Accounts Receivable – Net	$6,923,695	$5,267,752
Accounts Receivable-related parties	$7,389,359	$4,872,743

Schedule of Allowance for Doubtful Accounts

The following table describes the movements in the allowance for doubtful accounts during the six month period ended June 30, 2018 and the year ended December 31, 2017:

Balance at January 1, 2017	$2,625,765
Increase in allowance for doubtful accounts	180,305
Foreign exchange difference	175,635
Balance at December 31, 2017	$2,981,705
Increase in allowance for doubtful accounts	28,155
Amounts recovered during the period	(74,446)
Foreign exchange difference	(50,515)
Balance at June 30, 2018 (Unaudited)	$2,884,899

Schedule of Fair Value, Assets and Liabilities Measured On Recurring Basis

Recurring fair value measurements:

	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total Gains
		Markets	Significant		(Losses) for
		for	Other	Significant	the year
	As of	Identical	Observable	Unobservable	ended
	December 31,	Liabilities	Inputs	Inputs	December 31,
	2017	(Level 1)	(Level 2)	(Level 3)	2017
Warrants liability	$-	$-	$-	$-	$3,719
Total recurring fair value measurements					$3,719

Schedule of Fair Value of Derivative Liability Related to Warrants

The following tables reflect the quantitative information about recurring Level 3 fair value measurements:

Series A
Warrants
December 31, 2017:
Annual volatility	56.13%
Risk-free rate	1.46%
Dividend rate	0.00%
Contractual term	0.4 years
Closing price of ordinary shares	$1.48
Conversion/exercise price	$7.73

Schedule of Foreign Currency Translation

The exchange rates adopted are as follows:

	June 30,	December 31,	June 30,
	2018	2017	2017
Period-end RMB to US$ exchange rate	6.6205	6.5084	6.7780
Average yearly RMB to US$ exchange rate	-	6.7561	-
Average six months RMB to US$ exchange rate	6.3688	-	6.8758

Property, Plant and Equipment [Member]
Schedule of Estimated Useful Lives

Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20-50 years
Plant and machinery	3-20 years
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	3-10 years

Intangible Assets [Member]
Schedule of Estimated Useful Lives

Intangible assets are stated at acquisition fair value or cost less accumulated amortization, and amortized using the straight-line method over the following estimated useful lives:

Software development costs	3-5 years
Trademarks	5 years